Current Assets - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Categories of current financial assets [abstract]
Cash at bank and in hand	$ 14,030	$ 91,729
Short-term deposits	34,413	80,742
Total cash and cash equivalents	$ 48,443	$ 172,471	$ 89,189	$ 44,631